UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number                     811-05557
PROSPECT STREET® HIGH INCOME PORTFOLIO INC.
(Exact name of Registrant as specified in charter)
c/o Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240
(Address of principal executive offices)           (Zip code)
James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240
Copy to:
Philip H. Harris, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, New York 10036-6522
(Name and address of agent for service)
Registrant’s telephone number, including area code:                (877) 532-2834

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2005

FORM N-Q

Item 1.	Schedule of Investments.
PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited)
July 31, 2005
Fixed Income — 91.61%(a)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Canada
	Diversified Natural Resources, Precious Metals and Minerals — 9.73%
$9,814,599	Uniforet, Inc. 9.00% 3/15/2009^	NR	NR	$6,386,422
6,543,066	Uniforet, Inc. 7.50% 9/15/2008^	NR	NR	4,546,235

				10,932,657

	Total Investment — Canada			10,932,657

	United States — 81.88%
	Automobile — 1.71%
2,000,000	American Tire Distribution 9.75% 4/1/2012	Caa2	CCC+	1,920,000

				1,920,000

	Beverage, Food and Tobacco — 2.09%
1,000,000	Commonwealth Brands, Inc. 9.71% 4/15/2008(b)	B1	B+	1,041,250
2,000,000	Merisant Co. 9.50% 7/15/2013(b)	B3	CCC+	1,310,000

				2,351,250

	Broadcasting and Entertainment — 4.34%
2,000,000	CCO Holdings, LLC 8.75% 11/15/2013	B3	CCC–	2,000,000
2,000,000	Young Broadcasting, Inc. 10.00% 3/1/2011	NR	CCC	1,890,000
1,000,000	Paxson Communications Corp. 10.75% 7/15/2008	Caa1	CCC-	990,000

				4,880,000

	Buildings and Real Estate — 2.77%
1,500,000	AA/Ft Worth HQ Financial Trust 8.00% 10/5/2010(b)	NR	BBB–	1,193,445
2,000,000	Tech Olympic USA, Inc. 7.50% 3/15/2011	B2	B+	1,920,000

				3,113,445

	Cable And Other Pay Television Services — 1.20%
1,000,000	Charter Communications Holding, LLC 10.75% 10/1/2009	Ca	CCC-	820,000
500,000	NTL Cable PLC 8.75% 4/15/2014	B3	B-	530,000

				1,350,000

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2005
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Cargo Transport — 2.37%
$2,890,000	Quality Distribution 9.00% 11/15/2010	Caa3	CCC	$2,662,413

				2,662,413

	Chemicals, Plastics and Rubber — 5.92%
1,100,000	Berry Plastics Corp. 10.75% 7/15/2012	B3	B-	1,207,250
2,000,000	Polyone Corp. 8.88% 5/1/2012	B3	B+	2,005,000
1,500,000	PQ Corporation 7.50% 2/15/2013(b)	B3	B-	1,500,000
2,000,000	Rhodia SA 8.88% 6/1/2011	Caa1	CCC+	1,940,000

				6,652,250

	Containers, Packaging and Glass — 5.85%
1,000,000	Consolidated Container Company, LLC 10.75% 6/15/2009	B3	B-	770,000
2,000,000	Constar Intl, Inc. 11.00% 12/1/2012	Caa1	B-	1,610,000
1,500,000	Foamex International, Inc. 13.50% 8/15/2005	B2	CCC+	645,000
1,701,967	Pliant Corp. 11.63% 6/15/2009(b)	B3	B-	1,842,379
1,000,000	Pliant Corp. 13.00% 6/1/2010	Caa2	B-	810,000
1,000,000	Tekni Plex, Inc. 8.75% 11/15/2013(b)	Caa1	CCC-	895,000

				6,572,379

	Diversified Natural Resources, Precious Metals and Minerals — 0.77%
1,000,000	Port Townsend Paper Corp. 12.00% 4/15/2011	B3	B	870,000

				870,000

	Diversified/ Conglomerate Manufacturing — 1.39%
500,000	Jacuzzi Brands, Inc 9.63% 7/1/2010	B3	B	550,000
1,000,000	Jostens, Inc. 7.63% 10/1/2012	B3	B-	1,012,500

				1,562,500

	Diversified/ Conglomerate Service — 0.84%
1,000,000	Hydrochemical Industrial Services, Inc. 9.25% 2/15/2013(b)	Caa1	B-	940,000

				940,000

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2005
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Electronics — 4.56%
$2,000,000	Danka Business Sys PLC 11.00% 6/15/2010	B3	B	$1,580,000
1,486,000	Instron Corp. 13.25% 9/15/2009	NR	CCC+	1,564,015
1,000,000	Viasystems, Inc. 10.50% 1/15/2011	Caa2	CCC+	980,000
1,000,000	Wii Components, Inc. 10.00% 2/15/2012	B2	B-	1,000,000

				5,124,015

	Finance — 1.97%
2,000,000	H&E Equip Svcs, LLC 11.13% 6/15/2012	B3	B-	2,210,000

				2,210,000

	Healthcare, Education and Childcare — 6.16%
3,000,000	Elan Financial PLC 7.75% 11/15/2011(b)	B3	B-	2,610,000
5,010,000	La Petite Academy, Inc. 10.00% 5/15/2008	Ca	CC	4,308,600

				6,918,600

	Home and Office Furnishings, Housewares, and Durable Consumer — 2.16%
1,500,000	American Achievement Corp. 8.25% 4/1/2012	B3	B-	1,556,250
1,000,000	Home Products International, Inc. 9.63% 5/15/2008	Caa2	CCC-	867,500

				2,423,750

	Hotels, Motels, Inns, and Gaming — 4.34%
2,000,000	Penn National Gaming, Inc. 6.88% 12/1/2011	B2	B	2,060,000
2,000,000	Trump Entertainment Resorts Holdings, L.P. 8.50% 6/1/2015	Caa1	B-	2,030,000
750,000	Virgin River Casino Corp. 9.00% 1/15/2012(b)	NR	CCC+	787,500

				4,877,500

	Leisure, Amusement, Entertainment — 1.72%
2,000,000	Ames True Temper, Inc. 7.60% 1/15/2012	B3	B	1,935,000

				1,935,000

	Machinery (Non-Agriculture, Non-Construction, Non-Electronic) — 1.72%
2,000,000	Alliance Laundry Systems, LLC 8.50% 1/15/2013	B3	B	1,930,000

				1,930,000

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2005
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

	Mining, Steel, Iron and Nonprecious Metals — 2.34%
$1,500,000	IMCO Recycling, Inc. 10.38% 10/15/2010	B3	B-	$1,653,750
1,000,000	United Rentals, Inc. 7.75% 11/15/2013	B2	B+	975,000

				2,628,750

	Oil and Gas — 2.71%
1,000,000	El Paso Corp. 7.88% 6/15/2012	B3	B-	1,050,000
2,000,000	Tesoro Petroleum Corporation 7.47% 7/17/2012	Ba3	BB-	2,000,000

				3,050,000

	Personal, Food and Miscellaneous Services — 0.00%
662,982	Outsourcing Services Group 9.00% 7/15/2009(b)^	NR	B-	—

				—

	Personal Transportation — 3.80%
894,049	Continental Airlines, Inc. 7.88% 7/2/2018	Ba3	BBB	843,232
2,000,000	Continental Airlines Pass Thru 7.57% 12/1/2006	B3	B	1,839,735
3,000,000	Northwest Airlines Corp. 9.88% 3/15/2007	Caa1	CCC+	1,590,000

				4,272,967

	Retail Stores — 4.53%
3,000,000	Eye Care Centers of America, Inc. 10.75% 2/15/2015(b)	Caa1	CCC+	2,850,000
1,000,000	Keystone Automotive Operations, Inc. 9.75% 11/1/2013	B1	B+	1,020,000
825,000	Mothers Work, Inc. 11.25% 8/1/2010	Caa1	B	816,750
350,000	Shopko Stores 9.25% 3/15/2022	B2	B+	409,500

				5,096,250

	Structured Finance Obligations — 0.00%
4,000,000	DLJ CBO 11.96% 4/15/2011*^	NR	NR	—

				—

	Telecommunications — 9.26%
4,000,000	BTI Telecom Corp. 10.50% 9/15/2007^	Ca	NR	2,000,000
500,000	Corning, Inc. 6.20% 3/15/2016	Ba2	BBB-	518,299
2,000,000	Grande Communications Holdings 14.00% 4/1/2011	CAA2	CCC+	2,000,000
1,000,000	Millicom Intl Cellular SA 10.00% 12/1/2013	B3	B-	1,035,000
See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2005
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 2a)

$250,000	Rural Cellular Corp. 8.25% 3/15/2012	B2	B-	$265,313
568,000	SBA Communications Corp. 9.75% 12/15/2011	B3	CCC-	521,140
2,000,000	Triton PCS, Inc. 8.50% 6/1/2013	Caa1	CCC	1,840,000
2,000,000	Ubiquitel Operating Co. 9.88% 3/1/2011	Caa1	CCC	2,232,500

				10,412,252

	Utilities — 7.37%
3,251,363	Elwood Energy 8.16% 7/5/2026	Ba2	B+	3,678,104
1,174,000	NRG Energy, Inc. 8.00% 12/15/2013	B2	B	1,256,180
2,000,000	Reliant Resources, Inc. 9.50% 7/15/2013	B1	B+	2,225,000
1,000,000	Texas Genco, LLC 6.88% 12/15/2014(b)	B1	B	1,050,000
77,240	USGEN New England PCG 7.46% 1/02/2015(b)	NR	NR	76,468

				8,285,752

	Total Investment — United States			92,039,073

	Total Fixed Income (cost $108,138,616)			102,971,730

Common Stock — 28.78%

		Value
Units	Description	(Note 2a)

555,258	Altiva Financial Corp.*	$3,887
2,012,580	American Banknote Corp.*	1,207,548
812,070	ICO Global Communications Holding*	4,222,764
1,155,224	Motient Corp.*	26,916,719
24,015	Outsourcing Services Group*^	—
303	Viatel Holding Bermuda Limited*	21

	Total Common Stock (cost $24,353,873)	32,350,939

Preferred Stock — 0.00%

		Value
Units	Description	(Note 2a)

95,000	Commodore Separation Tech*	$95
1,962	O’Sullivan Industries*^	—

	Total Preferred Stock (cost $1,038,314)	95

See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
July 31, 2005
Warrants — 0.34%

		Value
Units	Description	(Note 2a)

13,500	ICO Global Communications Holding 8/1/2005*	—
203,976	ICO Global Communications Holding 5/16/2006*	$6,119
2,000	Loral Orion Network Systems, Inc. 1/15/2007*	—
57,276	Loral Space + Communications 12/27/2006*	630
2,259	New World Restaurant Group, Inc. 6/20/2006*^	—
5,000	O’Sullivan Industries 10/15/2009(b)*^	—
183	WTS New World Restaurant 6/6/2006*^	—
5,000	Xm Satellite Radio, Inc. 3/3/2010*	375,000

	Total Warrants (cost $978,722)	381,749

	Total Common Stock, Preferred Stock, and Warrants (cost $26,370,909)	32,732,783

	Total Investments in Securities — 120.73% (cost $134,509,525)	135,704,513

	Other Assets Less Liabilities — 14.85%	16,694,833

	Preferred Stock — (35.59%)	(40,000,000)

	Net Assets Applicable to Common Stock — 100%	$112,399,346

(a)	Percentages are based on net assets applicable to common stock.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. As July 31, 2005, the market value of these securities aggregated $16,096,042 or 14.32% of net assets applicable to common stock.
   “NR” denotes not rated.

*	Non income producing security.
   ^ Fair value priced by the Board of Directors. See footnote 2.
See accompanying notes.

Item 2.	Controls and Procedures.
(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)      There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
(a)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.
PROSPECT STREET® HIGH INCOME PORTFOLIO INC.

By:	/s/ James D. Dondero
James D. Dondero
Chief Executive Officer

Date:	September 27, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero
James D. Dondero
Chief Executive Officer

Date:	September 27, 2005

By:	/s/ M. Jason Blackburn
M. Jason Blackburn
Chief Financial Officer

Date:	September 27, 2005
EXHIBIT INDEX
(a)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)